Financial instruments - Summary of Movement in Contingent Consideration (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Balance at the beginning of the year	$ 410,489
Balance at the end of the year	703,312
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Balance at the beginning of the year	0
On acquisitions (Refer Note 4(a), 4(b), 4(d))	43,534
Payable upon achievement of target (Refer Note 4(b))	(2,168)
Finance expense recognized in the consolidated statement of income	706
Translation	184
Balance at the end of the year	$ 42,256